Assets Classified as Held for Sale/ Liabilities Associated with Assets Classified as Held for Sale (Tables)	12 Months Ended
Oct. 31, 2024
Assets Classified as Held for Sale/ Liabilities Associated with Assets Classified as Held for Sale [Abstract]
Schedule of Major Classes of Assets and Liabilities of the Disposal Groups Classified as Held for Sale

The major classes of assets and liabilities of the disposal groups classified as held for sale are as follows:

As of October 31, 2023
US$
Goodwill	7,500
Property, plant and equipment	62,953
Intangible assets	3,099
Accounts receivable	530
Prepayments, deposits and other receivables	214
Due from a minority shareholder of subsidiaries	2,182
Fiduciary bank balances	321
Cash and cash equivalents	246
Total assets classified as held for sale	77,045

Accounts payable	(484)
Due to AMTD Group	(15,233)
Other payables and accruals	(1,668)
Deferred tax liability	(527)
Total liabilities associated with assets classified as held for sale	(17,912)